UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 June 26, 2007 to July 25, 2007

 Commission File Number of issuing entity: 333-135166-01

 Alliance Bancorp Trust 2007-OA1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-135166

 Alliance Securities Corp.
 (Exact name of depositor as specified in its charter)

 Alliance Bancorp.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199808
 54-2199809
 54-2199810
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  M-7                              _____    _____    __X___    ____________
  M-8                              _____    _____    __X___    ____________
  M-9                              _____    _____    __X___    ____________
  CE                               _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information


 On July 25, 2007 a distribution was made to holders of Alliance Bancorp Trust 2007-OA1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings.

On July 13, 2007, Alliance Bancorp, the Servicer and Sponsor of the Alliance Securities Corp, Mortgage-Backed Pass Through Certificates, Series 2007-OA1 transaction, and certain affiliates thereof filed voluntary petitions for relief under chapter 7 of title 11 of the United States Code, 11 U.S.C. Sections 101 et seq., in the United States Bankruptcy Court for the District of Delaware (the "Bankruptcy Court"), case number 0710942 on July 13, 2007, the Bankruptcy Court appointed Montague S. Claybrook as chapter 7 interium trustee in connection with these filings. A copy of the petition filed by Alliance Bancorp is attached hereto as exhibit 99.2.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Alliance Bancorp Trust 2007-OA1, relating to the July 25, 2007 distribution.

       (99.2)  United States Bankruptcy Court District
               of Delaware Voluntary Chapter 7 Petition -
               Alliance Bancorp - Case Number 0710942


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Alliance Bancorp Trust 2007-OA1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: August 6, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Alliance Bancorp Trust 2007-OA1, relating to the July 25, 2007 distribution.

 EX-99.2 United States Bankruptcy Court District of Delaware Voluntary Chapter 7 Petition - Alliance Bancorp - Case Number 0710942

 EX-99.1


Alliance Securities Corporation
Mortgage-Backed Pass-Through Certificate



Distribution Date:       7/25/2007


Alliance Securities Corporation
Mortgage-Backed Pass-Through Certificate
Series 2007-OA1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  01852TAA1       07/24/2007            5.56000%       152,282,963.37           705,577.73
          A-2                  01852TAB9       07/24/2007            5.60000%        63,451,400.74           296,106.54
          A-3                  01852TAC7       07/24/2007            5.73000%        38,071,238.84           181,790.17
          M-1                  01852TAD5       07/24/2007            5.87000%        19,307,000.00            94,443.41
          M-2                  01852TAE3       07/24/2007            5.97000%        11,170,000.00            55,570.75
          M-3                  01852TAF0       07/24/2007            6.32000%         3,191,000.00            16,805.93
          M-4                  01852TAG8       07/24/2007            6.47000%         5,106,000.00            27,529.85
          M-5                  01852TAH6       07/24/2007            6.82000%         3,032,000.00            17,231.87
          M-6                  01852TAJ2       07/24/2007            6.82000%         2,074,000.00            11,787.23
          M-7                  01852TAK9       07/24/2007            6.82000%         3,032,000.00            17,231.87
          M-8                  01852TAL7       07/24/2007            6.82000%         2,074,000.00            11,787.23
          M-9                  01852TAM5       07/24/2007            6.82000%         3,192,000.00            18,141.20
           CE                  01852TAN3       06/29/2007            0.00000%        12,126,901.67           858,880.74
          R-X                  01852TAQ6       06/29/2007            0.00000%                 0.00                 0.00
           R                   01852TAP8       06/29/2007            0.00000%                 0.00                 0.00

Totals                                                                              318,110,504.62         2,312,884.52


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                   169,330.53              0.00       152,113,632.84           874,908.26              0.00
          A-2                    70,554.57              0.00        63,380,846.17           366,661.11              0.00
          A-3                    42,333.19              0.00        38,028,905.66           224,123.36              0.00
          M-1                         0.00              0.00        19,307,000.00            94,443.41              0.00
          M-2                         0.00              0.00        11,170,000.00            55,570.75              0.00
          M-3                         0.00              0.00         3,191,000.00            16,805.93              0.00
          M-4                         0.00              0.00         5,106,000.00            27,529.85              0.00
          M-5                         0.00              0.00         3,032,000.00            17,231.87              0.00
          M-6                         0.00              0.00         2,074,000.00            11,787.23              0.00
          M-7                         0.00              0.00         3,032,000.00            17,231.87              0.00
          M-8                         0.00              0.00         2,074,000.00            11,787.23              0.00
          M-9                         0.00              0.00         3,192,000.00            18,141.20              0.00
           CE                         0.00              0.00        12,126,901.67           858,880.74              0.00
          R-X                         0.00              0.00                 0.00                 0.00              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00

Totals                          282,218.29              0.00       317,828,286.34         2,595,102.81              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.

NOTE: Alliance Bancorp filed for Chapter 7 Bankruptcy on July 13,2007.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 152,894,000.00      152,282,963.37                 0.00         169,330.53              0.00
          A-2                  63,706,000.00       63,451,400.74                 0.00          70,554.57              0.00
          A-3                  38,224,000.00       38,071,238.84                 0.00          42,333.19              0.00
          M-1                  19,307,000.00       19,307,000.00                 0.00               0.00              0.00
          M-2                  11,170,000.00       11,170,000.00                 0.00               0.00              0.00
          M-3                   3,191,000.00        3,191,000.00                 0.00               0.00              0.00
          M-4                   5,106,000.00        5,106,000.00                 0.00               0.00              0.00
          M-5                   3,032,000.00        3,032,000.00                 0.00               0.00              0.00
          M-6                   2,074,000.00        2,074,000.00                 0.00               0.00              0.00
          M-7                   3,032,000.00        3,032,000.00                 0.00               0.00              0.00
          M-8                   2,074,000.00        2,074,000.00                 0.00               0.00              0.00
          M-9                   3,192,000.00        3,192,000.00                 0.00               0.00              0.00
           CE                  12,126,991.41       12,126,901.67                 0.00               0.00              0.00
          R-X                           0.00                0.00                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00

Totals                        319,128,991.41      318,110,504.62                 0.00         282,218.29              0.00


                                      Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending             Ending               Total
                                      Loss         Principal          Certificate        Certificate           Principal
                                                   Reduction              Balance         Percentage        Distribution
          A-1                         0.00        169,330.53       152,113,632.84         0.99489602          169,330.53
          A-2                         0.00         70,554.57        63,380,846.17         0.99489603           70,554.57
          A-3                         0.00         42,333.19        38,028,905.66         0.99489603           42,333.19
          M-1                         0.00              0.00        19,307,000.00         1.00000000                0.00
          M-2                         0.00              0.00        11,170,000.00         1.00000000                0.00
          M-3                         0.00              0.00         3,191,000.00         1.00000000                0.00
          M-4                         0.00              0.00         5,106,000.00         1.00000000                0.00
          M-5                         0.00              0.00         3,032,000.00         1.00000000                0.00
          M-6                         0.00              0.00         2,074,000.00         1.00000000                0.00
          M-7                         0.00              0.00         3,032,000.00         1.00000000                0.00
          M-8                         0.00              0.00         2,074,000.00         1.00000000                0.00
          M-9                         0.00              0.00         3,192,000.00         1.00000000                0.00
           CE                         0.00              0.00        12,126,901.67         0.99999260                0.00
          R-X                         0.00              0.00                 0.00         0.00000000                0.00
           R                          0.00              0.00                 0.00         0.00000000                0.00

Totals                                0.00        282,218.29       317,828,286.34         0.99592420          282,218.29



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               152,894,000.00          996.00352774             0.00000000            1.10750278         0.00000000
          A-2                63,706,000.00          996.00352777             0.00000000            1.10750275         0.00000000
          A-3                38,224,000.00          996.00352763             0.00000000            1.10750288         0.00000000
          M-1                19,307,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                11,170,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-3                 3,191,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-4                 5,106,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-5                 3,032,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-6                 2,074,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-7                 3,032,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-8                 2,074,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-9                 3,192,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
           CE                12,126,991.41          999.99259998             0.00000000            0.00000000         0.00000000
          R-X                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000            1.10750278           994.89602496           0.99489602            1.10750278
          A-2                 0.00000000            1.10750275           994.89602502           0.99489603            1.10750275
          A-3                 0.00000000            1.10750288           994.89602501           0.99489603            1.10750288
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-6                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-7                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-8                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-9                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           CE                 0.00000000            0.00000000           999.99259998           0.99999260            0.00000000
          R-X                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            06/25/07 - 07/24/07    30          5.56000%    152,282,963.37          705,577.73                   0.00
          A-2            06/25/07 - 07/24/07    30          5.60000%     63,451,400.74          296,106.54                   0.00
          A-3            06/25/07 - 07/24/07    30          5.73000%     38,071,238.84          181,790.17                   0.00
          M-1            06/25/07 - 07/24/07    30          5.87000%     19,307,000.00           94,443.41                   0.00
          M-2            06/25/07 - 07/24/07    30          5.97000%     11,170,000.00           55,570.75                   0.00
          M-3            06/25/07 - 07/24/07    30          6.32000%      3,191,000.00           16,805.93                   0.00
          M-4            06/25/07 - 07/24/07    30          6.47000%      5,106,000.00           27,529.85                   0.00
          M-5            06/25/07 - 07/24/07    30          6.82000%      3,032,000.00           17,231.87                   0.00
          M-6            06/25/07 - 07/24/07    30          6.82000%      2,074,000.00           11,787.23                   0.00
          M-7            06/25/07 - 07/24/07    30          6.82000%      3,032,000.00           17,231.87                   0.00
          M-8            06/25/07 - 07/24/07    30          6.82000%      2,074,000.00           11,787.23                   0.00
          M-9            06/25/07 - 07/24/07    30          6.82000%      3,192,000.00           18,141.20                   0.00
           CE                            N/A    N/A         0.00000%     12,126,901.67                0.00                   0.00
          R-X                            N/A    N/A         0.00000%              0.00                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        1,454,003.78                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00         705,577.73                0.00           152,113,632.84
          A-2                         0.00                0.00         296,106.54                0.00            63,380,846.17
          A-3                         0.00                0.00         181,790.17                0.00            38,028,905.66
          M-1                         0.00                0.00          94,443.41                0.00            19,307,000.00
          M-2                         0.00                0.00          55,570.75                0.00            11,170,000.00
          M-3                         0.00                0.00          16,805.93                0.00             3,191,000.00
          M-4                         0.00                0.00          27,529.85                0.00             5,106,000.00
          M-5                         0.00                0.00          17,231.87                0.00             3,032,000.00
          M-6                         0.00                0.00          11,787.23                0.00             2,074,000.00
          M-7                         0.00                0.00          17,231.87                0.00             3,032,000.00
          M-8                         0.00                0.00          11,787.23                0.00             2,074,000.00
          M-9                         0.00                0.00          18,141.20                0.00             3,192,000.00
           CE                         0.00                0.00         858,880.74                0.00            12,126,901.67
          R-X                         0.00                0.00               0.00                0.00                     0.00
           R                          0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       2,312,884.52                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 152,894,000.00       5.56000%             996.00352774            4.61481634            0.00000000
          A-2                  63,706,000.00       5.60000%             996.00352777            4.64801651            0.00000000
          A-3                  38,224,000.00       5.73000%             996.00352763            4.75591696            0.00000000
          M-1                  19,307,000.00       5.87000%            1000.00000000            4.89166675            0.00000000
          M-2                  11,170,000.00       5.97000%            1000.00000000            4.97500000            0.00000000
          M-3                   3,191,000.00       6.32000%            1000.00000000            5.26666562            0.00000000
          M-4                   5,106,000.00       6.47000%            1000.00000000            5.39166667            0.00000000
          M-5                   3,032,000.00       6.82000%            1000.00000000            5.68333443            0.00000000
          M-6                   2,074,000.00       6.82000%            1000.00000000            5.68333173            0.00000000
          M-7                   3,032,000.00       6.82000%            1000.00000000            5.68333443            0.00000000
          M-8                   2,074,000.00       6.82000%            1000.00000000            5.68333173            0.00000000
          M-9                   3,192,000.00       6.82000%            1000.00000000            5.68333333            0.00000000
           CE                  12,126,991.41       0.00000%             999.99259998            0.00000000            0.00000000
          R-X                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.61481634            0.00000000           994.89602496
          A-2                   0.00000000            0.00000000           4.64801651            0.00000000           994.89602502
          A-3                   0.00000000            0.00000000           4.75591696            0.00000000           994.89602501
          M-1                   0.00000000            0.00000000           4.89166675            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           4.97500000            0.00000000          1000.00000000
          M-3                   0.00000000            0.00000000           5.26666562            0.00000000          1000.00000000
          M-4                   0.00000000            0.00000000           5.39166667            0.00000000          1000.00000000
          M-5                   0.00000000            0.00000000           5.68333443            0.00000000          1000.00000000
          M-6                   0.00000000            0.00000000           5.68333173            0.00000000          1000.00000000
          M-7                   0.00000000            0.00000000           5.68333443            0.00000000          1000.00000000
          M-8                   0.00000000            0.00000000           5.68333173            0.00000000          1000.00000000
          M-9                   0.00000000            0.00000000           5.68333333            0.00000000          1000.00000000
           CE                   0.00000000            0.00000000          70.82389283            0.00000000           999.99259998
          R-X                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                2,604,733.21
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    34,784.56
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 64,727.01
Total Deposits                                                                                         2,704,244.78

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                   6,418.78
     Total Administration Fees                                                                           102,723.19
     Payment of Interest and Principal                                                                 2,595,102.81
Total Withdrawals (Pool Distribution Amount)                                                           2,704,244.78

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     83,504.01
Master Servicing Fee - Wells Fargo Bank, N.A.                                             3,313.65
Subservicing Fee - GMAC Mortgage Corporation                                             15,905.53
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               102,723.19

*Servicer Payees include: GMAC MORTGAGE CORPORATION


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
 Available Funds Shortfall Reserve Fund-Wells Fargo            5,000.00                0.00              0.00           5,000.00

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            8.868166
 Weighted Average Net Rate                                               8.553166
 Weighted Average Pass-Through Rate                                      8.480666
 Weighted Average Remaining Term                                              356
 Principal And Interest Constant                                     1,026,110.77
 Beginning Loan Count                                                         770
 Loans Paid in Full                                                             5
 Ending Loan Count                                                            765
 Beginning Scheduled Balance                                       318,110,504.63
 Ending Scheduled Balance                                          317,828,286.34
 Actual Ending Collateral Balance                                  316,657,669.03
 Scheduled Principal                                                     2,137.16
 Unscheduled Principal                                               1,606,988.17
 Negative Amortized Principal                                      (1,326,907.04)
 Scheduled Interest                                                  2,350,880.65
 Servicing Fees                                                         83,504.01
 Master Servicing Fees                                                   3,313.65
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                              15,905.53
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,248,157.46
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid By Borrower Amount                             64,727.01
 Prepayment Penalty Paid By Borrower Count                                      6
 Prepayment Penalty Paid by Servicer Amount                                  0.00
 Prepayment Penalty Paid by Servicer Count                                      0
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                   Structural Reporting
Two-Month Rolling Delinquency Average                                           0.000000%
Net Monthly Excess Cashflow                                                    858,880.74
Excess Negative-Amortization Amount                                                  0.00
Extra Principal Distribution Amount                                                  0.00
Overcollateralization Amount                                                12,126,901.67
Overcollateralization Deficiency Amount                                              0.00
Overcollateralization Reduction Amount                                               0.00
Overcollateralization Release Amount                                                 0.00
Credit Enhancement Percentage                                                  20.232592%
Overcollateralization Target Amount                                         12,126,901.67
Extraordinary Trust Fund Expenses                                                    0.00


                                 Trigger Event Reporting
Stepdown Occured                                                                       NO
Trigger Event Occured                                                                  NO
Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            2.812330%
     Calculated Value                                                           0.000000%
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.650000%
     Calculated Value                                                           0.000000%
Trigger
     Trigger Result                                                                  Pass


                               Delinquency Status - MBA Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      30                  0                    0                   0                    30
             12,276,114.48       0.00                 0.00                0.00                 12,276,114.48

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       30                  0                    0                   0                    30
             12,276,114.48       0.00                 0.00                0.00                 12,276,114.48

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      3.921569%           0.000000%            0.000000%           0.000000%            3.921569%
             3.876778%           0.000000%            0.000000%           0.000000%            3.876778%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       3.921569%           0.000000%            0.000000%           0.000000%            3.921569%
             3.876778%           0.000000%            0.000000%           0.000000%            3.876778%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      34,784.56






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                   5       1,524,850.00       1,545,373.09          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        55,511.91


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0000155083            CA              90.00       01-Mar-2007        324,000.00        330,185.87
       Summary               0000709910            CA              68.76       01-Mar-2007        366,500.00        373,097.13
       Summary               0000709920            CA              74.46       01-Mar-2007        417,000.00        425,976.85
       Summary               1060101606            CA              73.00       01-May-2007        343,100.00        347,216.89
       Summary               1150001128            GA              90.00       01-May-2007         74,250.00         74,999.52


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0000155083       Loan Paid in Full           0              9.000%             360               4
       Summary              0000709910       Loan Paid in Full           0              8.125%             360               4
       Summary              0000709920       Loan Paid in Full           0              9.000%             360               4
       Summary              1060101606       Loan Paid in Full           0              8.625%             360               2
       Summary              1150001128       Loan Paid in Full           0              8.750%             360               2


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       6          1,545,373.09              64,727.01                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0000155083      07/05/2007        328,916.57           11,828.55               0.00
       Summary          0000190186      06/11/2007              0.00           11,142.66               0.00
       Summary          0000709910      06/29/2007        371,736.85           12,069.11               0.00
       Summary          0000709920      06/28/2007        424,137.06           15,250.99               0.00
       Summary          1060101606      07/03/2007        345,834.75           11,836.95               0.00
       Summary          1150001128      07/09/2007         74,747.86            2,598.75               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.503%       Current Month              5.873%        Current Month                 693.674%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       8.378%           N/A                          Jun-2007   1,297.643%           N/A
         Jul-2007       5.873%           N/A                          Jul-2007     693.674%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 2.000             3        1,211,163.93            0.381
     2.000    2.499             0                0.00            0.000
     2.500    2.999             0                0.00            0.000
     3.000    3.499             0                0.00            0.000
     3.500    3.999             0                0.00            0.000
     4.000    4.499             0                0.00            0.000
     4.500    4.999             0                0.00            0.000
     5.000    5.499             0                0.00            0.000
     5.500    5.999             0                0.00            0.000
     6.000    6.499             0                0.00            0.000
     6.500    6.999             0                0.00            0.000
     7.000    7.499             0                0.00            0.000
     7.500    7.999            12        3,685,730.35            1.160
     8.000    8.499           100       36,205,650.14           11.392
     8.500    8.999           336      133,933,427.40           42.140
     9.000    9.499           223      101,467,918.96           31.925
     9.500    9.999            90       40,663,730.40           12.794
    10.000   10.499             1          660,665.16            0.208
    10.500   10.999             0                0.00            0.000
 >= 11.000                      0                0.00            0.000
              Total           765      317,828,286.34          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
May 30, 2007

Distribution Date
The 25th day of any month, or if such 25th day is not a Business Day, the Business Day immediately following such
25th day, commencing in June 2007.

Record Date
With respect to each Distribution Date and the Class A Certificates and Class M Certificates, so long as such
Certificates are Book-Entry Certificates, the Business Day prior to such Distribution Date. With respect to any
Class A Certificates and Class M Certificates which are not Book-Entry Certificates Class CE Certificates, the
close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs.

Determination Date
With respect to any Distribution Date, the 15th day of the month in which such Distribution Date occurs or, if such day is not a Business Day, on the immediately preceding Business Day.

Servicer Remittance Date
The 18th day of any month, or if such 18th day is not a Business Day, the Business Day immediately prior such
18th day, commencing in June 2007.

Business Day
Any day other than a Saturday, a Sunday or a day on which banking institutions in California, New York, Maryland and Minnesota (and such other state or states in which the Custodial Account or the Certificate Account are at
the time located) or in the city in which the Corporate Trust Office of the Trustee or the Securities Administrator
is located are authorized or obligated by law or executive order to close.

LIBOR Determination Date
With respect to each distribution date, the second LIBOR Business Day immediately preceding the commencement of the related Accrual Period.



EX- 99.2

Official Form 1 (04/07)

Form B1 , Page 1


United States Bankruptcy Court
District of Delaware

Voluntary Petition

Name of Debtor (if individual, enter Last, First, Middle):
Alliance Bancorp

All Other Names used by the Debtor in the last 8 years
(include married, maiden, and trade names):


Last four digits of Soc. Sec. No/Complete EIN or Tax I.D. No. (if more than one, state all):
94-3123360

Street Address of Debtor (No. & Street, City, State):
1000 Marina Boulevard #100
Brisbane, CA                                                  94005

County of Residence or of the Principal Place of Business:
San Mateo County

Mailing Address of Debtor (if different from street address):


          ------------------------------------------------------------

Name of Joint Debtor (Spouse) (Last, First, Middle):


All Other Names used by the Joint Debtor in the last 8 years
(include married, maiden, and trade names):


Last four digits of Soc. Sec. No/Complete EIN or Tax I.D. No. (if more than one, state all):


Street Address of Joint Debtor (No. & Street, City, State):


County of Residence or of the Principal Place of Business:


Mailing Address of Joint Debtor (if different from street address):


Location of Principal Assets of Business Debtor (if different from street address above):


--------------------------------------------------------------------------------

Type of Debtor
(Form of Organization)
(Check one box)

|_| Individual (includes Joint Debtors) See Exhibit D on page 2 of this form. |X| Corporation (includes LLC and LLP)
|_|  Partnership
|_| Other (If debtor is not one of the above entities, check this box and state type of entity below)


Nature of Business
(Check one box)

|_|  Health Care Business
|_| Single Asset Real Estate as defined in 11 U.S.C. Section 101 (51B) |_| Railroad
|_|  Stockbroker
|_|  Commodity Broker
|_|  Clearing Bank
|X|  Other


Tax-Exempt Entity
(Check box, if applicable.)

|_| Debtor is a tax-exempt organization under Title 26 of the United States Code (the Internal Revenue Code).


Chapter of Bankruptcy Code Under Which
the Petition is Filed (Check one box)

|X|  Chapter 7
|_|  Chapter 9
|_|  Chapter 11
|_|  Chapter 12
|_|  Chapter 13
|_| Chapter 15 Petition for Recognition of a Foreign Main Proceeding |_| Chapter 15 Petition for Recognition of a Foreign Nonmain Proceeding


Nature of Debts
(Check one box.)

|_| Debts are primarily consumer Debts, defined in 11 U.S.C. Section 101(8) as "incurred by an individual primarily for a personal, family, or household purpose."
|X|  Debts are primarily business debts.


--------------------------------------------------------------------------------


Filing Fee (Check one box)

|X|  Full Filing Fee attached
|_| Filing Fee to be paid in installments (applicable to individuals only). Must attach signed application for the court's consideration certifying that the debtor is unable to pay fee except in installments. Rule 1006(b). See Official Form No. 3A
|_| Filing Fee waiver requested (applicable to chapter 7 individuals only). Must attach signed application for the court's consideration. See Official Form 3B.


  Statistical/Administrative Information

|_| Debtor estimates that funds will be available for distribution to unsecured creditors.
|X| Debtor estimates that, after any exempt property is excluded and administrative expenses paid, there will be no funds available for distribution to unsecured creditors.

--------------------------------------------------------------------------------

Chapter 11 Debtors

Check one box:

|_|  Debtor is a small business as defined in 11 U.S.C. Section 101(51D)
|_| Debtor is not a small business debtor as defined in 11 U.S.C. Section 101 (51 D).

Check if:

|_| Debtor's aggregate noncontingent liquidated debts (excluding Debts owed to insiders or affiliates) are less than $2,190,000.

          ------------------------------------------------------------

Check all applicable boxes:

|_|  A plan is being filed with this petition.
|_| Acceptances of the plan were solicited prepetition from one or more classes of creditors, in accordance with 11 U.S.C, section 1126(b).

--------------------------------------------------------------------------------

Estimated Number of Creditors

1-    50-   100-  200-  1,000-   5,001-   10,001-  25,001  50,001-   OVER
49    99    199   999   5,000    10,000   25,000   50,000  100,000   100,000
|_|   |_|   |_|   |_|    |_|      |_|      |X|       |_|     |_|       |_|


Estimated Assets

|_|$0 to    |_|$10,000 to  |_|$100,000 to    |_|$1 million to  |X|More than $100
   $10,000     $100,000       $l million        $l00 million       million


Estimated Liabilities

|_|$0 to    |_|$50,000 to  |_|$100,000 to    |_|$1 million to  |X|More than $100
   $50,000     $100,000       $l million        $l00 million       million



THIS SPACE IS FOR COURT USE ONLY


(page)


Official Form 1 (04/07)

Form B1 , Page 2


Voluntary Petition
(This page must be completed and filed in every case)


Name of Debtor(s):
Alliance Bancorp

--------------------------------------------------------------------------------
Prior Bankruptcy Case Filed Within Last 8 Years (If more than two, attach additional sheet)
--------------------------------------------------------------------------------

Location Where Filed:


Case Number:


Date Filed:


Location Where Filed:


Case Number:


Date Filed:


--------------------------------------------------------------------------------
Pending Bankruptcy Case Filed by any Spouse, Partner or Affiliate of this Debtor (If more than one, attach additional sheet)
--------------------------------------------------------------------------------

Name of Debtor:                                                .
See Addendum for Affiliated Debtors

Case Number:


Date Filed:


District:


Relationship:


Judge:


--------------------------------------------------------------------------------
Exhibit A

(To be completed if debtor is required to file periodic reports (e.g., forms 10K and 10Q) with the Securities and Exchange Commission pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934 and is requesting relief under chapter 11.)

|_|  Exhibit A is attached and made a part of this petition.

--------------------------------------------------------------------------------
Exhibit B
(To be completed if debtor is an individual whose debts are primarily consumer debts)

I, the attorney for the petitioner named in the foregoing petition, declare that I have informed the petitioner that [he or she] may proceed under chapter 7, 11, 12 or 13 of title 11, United States Code, and have explained the relief available under each such chapter. I further certify that I delivered to the debtor the notice required by 11 U.S.C. Section 342(b).

X
Signature of Attorney for Debtor(s)                  Date

--------------------------------------------------------------------------------
Exhibit C

Does the debtor own or have possession of any property that poses or is alleged to pose a threat of imminent and identifiable harm to public health or safety?


|_|  Yes, and Exhibit C is attached and made a part of this petition_
|X|  No

--------------------------------------------------------------------------------
Exhibit D

(To be completed by every individual debtor. If a joint petition is filed, each spouse must complete and attach a separate Exhibit D.)

|_| Exhibit D completed and signed by the debtor is attached and made a part of this petition.

If this is a joint petition:

|_| Exhibit D also completed and signed by the joint debtor is attached and made a part of this petition.

--------------------------------------------------------------------------------
Information Regarding the Debtor - Venue
(Check any applicable box)

|_| Debtor has been domiciled or has had a residence, principal place of business, or principal assets in this District for 180 days immediately preceding the date of this petition or for a longer part of such 180 days than in any other District.

|x| There is a bankruptcy case concerning debtor's affiliate, general partner, or partnership pending in this District.

|_| Debtor is a debtor in a foreign proceeding and has its principal place of business or principal assets in the United States in this District, or has no principal place of business or assets in the United States but is a defendant in an action or proceeding [in a federal or state court] in this District, or the interests of the parties will be served in regard to the relief sought in this District


--------------------------------------------------------------------------------
Statement by a Debtor Who Resides as a Tenant of Residential Property
Check all applicable boxes.

|_| Landlord has a judgment against the debtor for possession of debtor's resident. (If box checked, complete the following.)


        X
        (Name of landlord that obtained judgment)

        X
        (Address of landlord)


|_| Debtor claims that under applicable nonbankruptcy law, there are circumstances under which the debtor would be permitted to cure the entire monetary default that gave rise to the judgment for possession, after the judgment for possession was entered, and

|_| Debtor has included in this petition the deposit with the court of any rent that would become due during the 30-day period after the filing of the petition.


(page)


Official Form 1 (04/07)

Form B1 , Page 3


Voluntary Petition
(This page must be completed and filed in every case)


Name of Debtor(s):
Alliance Bancorp

--------------------------------------------------------------------------------
Signatures
--------------------------------------------------------------------------------


Signature(s) of Debtor(s) (Individual/Joint)

I declare under penalty of perjury that the information provided in this petition is true and correct.
[If petitioner is an individual whose debts are primarily consumer debts and has chosen to file under chapter 7] I am aware that I may proceed under chapter 7,11 12, 13 of title 11 United States code, understand the relief available under each such chapter and choose to proceed under chapter 7
[If no attorney represents me and no bankruptcy petition preparer signs the petition] I have obtained and read the notice required by Section 342(b) of the Bankruptcy Code

I request relief in accordance with the chapter of title 11 United States Code, specified in this petition.


X
 Signature of Debtor

X
 Signature of Joint Debtor


 Telephone Number (If not represented by attorney)


 Date


--------------------------------------------------------------------------------
Signature of Attorney

X /s/ Mark D. Collins
  Signature of Attorney for Debtor(s)

  Mark D. Collins (No.2981)/ Daniel J. Defranceschi (No.2723)
  Printed Name of Attorney for Debtor(s)

  Richards, Layton & Finger, P.A.
  Firm Name

  One Rodney Square
  Address

  P.O. Box 551, Wilmington, DE 19899
  302-651-7700
  Telephone Number

  July 13, 2007
  Date

--------------------------------------------------------------------------------
Signature of Debtor (Corporation/Partnership)

I declare under penalty of perjury that the information provided in this petition is true and correct, and that I have been authorized to file this petition on behalf of the debtor.

The debtor requests relief in accordance with the chapter of title 11 United States Code specified in this petition


X /s/ Robert Hiatt
  Signature of Authorized Individual

  Robert Hiatt
  Printed Name of Authorized Individual

  Chief Financial Officer
  Title of Authorized Individual

  July 13, 2007
  Date

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Signature of Foreign Representative

I declare under penalty of perjury that the information provided in this petition is true and correct that I am the foreign representative of a debtor in a foreign proceeding and that I am authorized to file this petition

(Check only one box)

|_| I request relief in accordance with chapter 15 of title 11, United States Code. Certified copies of the documents required by Section 1515 of title 11 are attached.


|_| Pursuant to Section 1515 of title 11 United States Code, I request relief in accordance with the chapter of title 11 specified in this petition. A certified copy of the order granting recognition of the foreign main proceeding is attached.

X
  (Signature of Foreign Representative)


  (Printed Name of Foreign Representative)


  Date


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Signature of Non-Attorney Bankruptcy Petition Preparer

I declare under penalty of perjury that: (1) I am a bankruptcy petition preparer as defined in 11 USC Section 110. (2) I have prepared this document for compensation and have provided the debtor with a copy of this document and the notices and information required under 11 USC Section 110(b), 110(h), and 3-12(b); and (3) if rules or guidelines have been promulgated pursuant to 11 USC
Section 110(h) setting a maximum fee for services chargeable by bankruptcy petition preparers, I have given the debtor notice of the maximum amount before preparing any document for filing for a debtor or accepting any fee from the debtor as required in that section. Official Form 19B is attached.



  Printed Name and title, if any of Bankruptcy Petition Preparer


  Social Security Number (if the bankruptcy petition preparer is not an individual, state the Social Security number of the officer, principal, reasonable person, or partner of the bankruptcy petition preparer) (Required by 11 USC Section 110)


  Address


  X


  Date
  Signature of Bankruptcy Petition Preparer or officer, principal, responsible person, or partner whose social security number is provided above.

  Names and Social Security numbers of all other individuals who prepared or assisted in preparing this document unless the bankruptcy petition preparer is not an individual;

  If more than one person prepared this document attach additional sheets conforming to the appropriate form for each person


A bankruptcy petition preparer's failure to comply with the provisions of title 11 and the Federal Rules of Bankruptcy Procedure may result in fines or imprisionment or both 11 U.S.C. Section 110, 18 U.S.C. Section 156.


(page)


ADDENDUM

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Pending Bankruptcy Case Filed by any Spouse, Partner or Affiliate of this Debtor
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Name of Debtor:
Alliance Mortgage Investments, Inc.^[1]

Case Number:


Date Filed:
July 13, 2007

District:
Delaware

Relationship:
Affiliate

Judge:


--------------------------------------------------------------------------------
Name of Debtor:
Alliance Bancorp, Inc.

Case Number:


Date Filed:
July 13, 2007

District:
Delaware

Relationship:
Affiliate

Judge:




[1] Alliance Mortgage Investments, Inc., a Delaware corporation ("AMI"), was the first filed entity. Alliance Bancorp and Alliance Bancorp, Inc. filed after AMI.